Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) € in Millions, $ in Billions	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)
Cash and bank deposits
Capital and financial risk management
Maximum exposure to credit risk	€ 5,274		€ 8,871
Money market funds
Capital and financial risk management
Maximum exposure to credit risk	3,708		2,130
Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	3,214		3,141
Bonds and debt securities
Capital and financial risk management
Maximum exposure to credit risk	1,220		4,013
Collateral assets
Capital and financial risk management
Maximum exposure to credit risk	1,169		1,010
Other investments
Capital and financial risk management
Maximum exposure to credit risk	2,170		1,134
Derivative and other financial instruments
Capital and financial risk management
Maximum exposure to credit risk	2,975		4,197
Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	6,473		5,717
Contract assets and other receivables
Capital and financial risk management
Maximum exposure to credit risk	4,829		4,605
Financial Guarantees
Capital and financial risk management
Maximum exposure to credit risk	1,034		1,518
Exposure from guarantee contracts	1,868		1,765
Credit risk
Capital and financial risk management
Maximum exposure to credit risk	32,066		36,336
Credit risk | Trade receivables
Capital and financial risk management
Exposure from guarantee contracts	1,868		1,765
Credit risk | Financial Guarantees
Capital and financial risk management
Exposure from guarantee contracts		$ 0.5	€ 600	$ 1.0
Credit risk | Indus Towers and Bharti Infratel merger, secondary pledge | Financial Guarantees
Capital and financial risk management
Exposure from guarantee contracts	€ 600